Accounts receivable - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Balance at beginning of year	$ 4,682,592	$ 3,794,065
Addition to allowance for doubtful accounts	1,286,997	947,770
Translation adjustments	(238,308)	(59,243)
Balance at end of year	$ 5,731,281	$ 4,682,592